VOYA VARIABLE INSURANCE TRUST VY® BrandywineGLOBAL – Bond Portfolio (the “Portfolio”)

Supplement dated May 7, 2026

to the Portfolio’s Prospectus

dated May 1, 2026 (the “Prospectus”)

Effective September 30, 2026: (1) John P. McIntyre, CFA, is removed as portfolio manager for the Portfolio and (2) Kevin O’Neil is added as portfolio manager for the Portfolio.

Effective September 30, 2026, the Portfolio’s Prospectus is revised as follows:

1.All references to John P. McIntyre, CFA, as portfolio manager for the Portfolio are hereby deleted in their entirety.

2.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in the Portfolio’s summary section is deleted in its entirety and replaced with the following:

Portfolio Managers
Paul Mielczarski, CFA	Kevin O’Neil
Portfolio Manager (since 7/2025)	Portfolio Manager (since 9/2026)
Anujeet Sareen, CFA
Portfolio Manager (since 8/2019)

3.The table in the sub-section of the Prospectus entitled “Management of the Portfolio – Portfolio Management” is amended to include the following:

Portfolio	Investment	Portfolio	Professional Experience
Manager	Adviser or
Sub-
Adviser
Kevin	Brandywine	VY®	Mr. O’Neil, Portfolio Manager, joined
O’Neil	Global	BrandywineGLOBAL –	Brandywine Global in 2002 and serves as a
		Bond Portfolio	senior research analyst on the Global Fixed
Income team. He is responsible for
providing credit research and analysis. Mr.
O’Neil served as Vice President of
Brandywine Global's Investment
Performance Analysis team where he
supported the investment process from both
a quantitative and fundamental standpoint,
providing portfolio analytics and risk
oversight while also aiding in the
implementation of client portfolios. Prior to
joining Brandywine Global, he was an
investment accountant at PFPC Inc. (2000-
2002).

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VOYA VARIABLE INSURANCE TRUST VY® BrandywineGLOBAL – Bond Portfolio (the “Portfolio”)

Supplement dated May 7, 2026

to the Fund’s Statement of Additional Information

dated May 1, 2026

(the “SAI”)

Effective September 30, 2026: (1) John P. McIntyre, CFA, is removed as portfolio manager for the Portfolio and (2) Kevin O’Neil is added as portfolio manager for the Portfolio.

Effective September 30, 2026, the SAI is revised as follows:

1.All references to John P. McIntyre, CFA, as portfolio manager for the Portfolio are hereby deleted in their entirety.

2.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed” is amended to include the following:

		Registered Investment		Other Pooled
Portfolio		Companies		Investment Vehicles		Other Accounts
		Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Fund(s)	Accounts		Accounts		Accounts
Kevin	VY®	0	$0	5	$1,345,000,000	10	$2,618,000,000
O’Neil6	BrandywineGLOBAL
– Bond Portfolio

6 As of March 31, 2026.

3.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio	Investment	Portfolio(s) Managed by the Portfolio	Dollar Range
Manager	Adviser or	Manager	of Fund
	Sub-Adviser		Shares Owned
Kevin O’Neil2	Brandywine	VY® BrandywineGLOBAL – Bond Portfolio	None
Global

2As of March 31, 2026.

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